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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-21689

The Piedmont Investment Trust
(Exact name of registrant as specified in charter)

120 Club Oaks Court, Suite 200 Winston-Salem, North Carolina	27104
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3433

Date of fiscal year end:	March 31

Date of reporting period:	July 1, 2018 – December 28, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Piedmont Investment Trust

By (Signature and Title)*		/s/ David B. Gilbert
David B. Gilbert, President

Date	August 8, 2019

*	Print the name and title of each signing officer under his or her signature.

Investment Company Report

MICROCHIP TECHNOLOGY INCORPORATED
Security	595017104	Meeting Type	Annual
Ticker Symbol	MCHP	Meeting Date	14-Aug-2018
ISIN	US5950171042	Agenda	934858068 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.1	Election of Director: Steve Sanghi	Management	For	For
1.2	Election of Director: Matthew W. Chapman	Management	For	For
1.3	Election of Director: L.B. Day	Management	For	For
1.4	Election of Director: Esther L. Johnson	Management	For	For
1.5	Election of Director: Wade F. Meyercord	Management	For	For
2.	Proposal to ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of Microchip for the fiscal year ending March 31, 2019.	Management	For	For
3.	Proposal to approve, on an advisory (non-binding) basis, the compensation of our named executives.	Management	For	For
THE J. M. SMUCKER COMPANY
Security	832696405	Meeting Type	Annual
Ticker Symbol	SJM	Meeting Date	15-Aug-2018
ISIN	US8326964058	Agenda	934853602 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: Kathryn W. Dindo	Management	For	For
1b.	Election of Director: Paul J. Dolan	Management	For	For
1c.	Election of Director: Jay L. Henderson	Management	For	For
1d.	Election of Director: Elizabeth Valk Long	Management	For	For
1e.	Election of Director: Gary A. Oatey	Management	For	For
1f.	Election of Director: Kirk L. Perry	Management	For	For
1g.	Election of Director: Sandra Pianalto	Management	For	For
1h.	Election of Director: Nancy Lopez Russell	Management	For	For
1i.	Election of Director: Alex Shumate	Management	For	For
1j.	Election of Director: Mark T. Smucker	Management	For	For
1k.	Election of Director: Richard K. Smucker	Management	For	For
1l.	Election of Director: Timothy P. Smucker	Management	For	For
1m.	Election of Director: Dawn C. Willoughby	Management	For	For
2.	Ratification of appointment of Ernst & Young LLP as the Company's Independent Registered Public Accounting Firm for the 2019 fiscal year.	Management	For	For
3.	Advisory approval of the Company's executive compensation.	Management	For	For
NIKE, INC.
Security	654106103	Meeting Type	Annual
Ticker Symbol	NKE	Meeting Date	20-Sep-2018
ISIN	US6541061031	Agenda	934864237 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	Alan B. Graf, Jr.	For	For
2	John C. Lechleiter	For	For
3	Michelle A. Peluso	For	For
2.	To approve executive compensation by an advisory vote.	Management	For	For
3.	To consider a shareholder proposal regarding political contributions disclosure.	Shareholder	For	Against
4.	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.	Management	For	For
FEDEX CORPORATION
Security	31428X106	Meeting Type	Annual
Ticker Symbol	FDX	Meeting Date	24-Sep-2018
ISIN	US31428X1063	Agenda	934865594 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: John A. Edwardson	Management	For	For
1b.	Election of Director: Marvin R. Ellison	Management	For	For
1c.	Election of Director: Susan Patricia Griffith	Management	For	For
1d.	Election of Director: John C. ("Chris") Inglis	Management	For	For
1e.	Election of Director: Kimberly A. Jabal	Management	For	For
1f.	Election of Director: Shirley Ann Jackson	Management	For	For
1g.	Election of Director: R. Brad Martin	Management	For	For
1h.	Election of Director: Joshua Cooper Ramo	Management	For	For
1i.	Election of Director: Susan C. Schwab	Management	For	For
1j.	Election of Director: Frederick W. Smith	Management	For	For
1k.	Election of Director: David P. Steiner	Management	For	For
1l.	Election of Director: Paul S. Walsh	Management	For	For
2.	Advisory vote to approve named executive officer compensation.	Management	For	For
3.	Ratification of independent registered public accounting firm.	Management	For	For
4.	Stockholder proposal regarding lobbying activity and expenditure report.	Shareholder	For	Against
5.	Stockholder proposal regarding shareholder right to act by written consent.	Shareholder	For	Against
6.	Stockholder proposal regarding shareholder approval of bylaw changes.	Shareholder	For	Against
GENERAL MILLS, INC.
Security	370334104	Meeting Type	Annual
Ticker Symbol	GIS	Meeting Date	25-Sep-2018
ISIN	US3703341046	Agenda	934864960 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a)	Election of Director: Alicia Boler Davis	Management	For	For
1b)	Election of Director: R. Kerry Clark	Management	For	For
1c)	Election of Director: David M. Cordani	Management	For	For
1d)	Election of Director: Roger W. Ferguson Jr.	Management	For	For
1e)	Election of Director: Jeffrey L. Harmening	Management	For	For
1f)	Election of Director: Maria G. Henry	Management	For	For
1g)	Election of Director: Heidi G. Miller	Management	For	For
1h)	Election of Director: Steve Odland	Management	For	For
1i)	Election of Director: Maria A. Sastre	Management	For	For
1j)	Election of Director: Eric D. Sprunk	Management	For	For
1k)	Election of Director: Jorge A. Uribe	Management	For	For
2.	Advisory Vote on Executive Compensation.	Management	For	For
3.	Ratify Appointment of the Independent Registered Public Accounting Firm.	Management	For	For
4.	Shareholder Proposal for Report on Pesticide Use in Our Supply Chain and its Impacts on Pollinators.	Shareholder	For	Against
CISCO SYSTEMS, INC.
Security	17275R102	Meeting Type	Annual
Ticker Symbol	CSCO	Meeting Date	12-Dec-2018
ISIN	US17275R1023	Agenda	934891614 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: M. Michele Burns	Management	For	For
1b.	Election of Director: Michael D. Capellas	Management	For	For
1c.	Election of Director: Mark Garrett	Management	For	For
1d.	Election of Director: Dr. Kristina M. Johnson	Management	For	For
1e.	Election of Director: Roderick C. McGeary	Management	For	For
1f.	Election of Director: Charles H. Robbins	Management	For	For
1g.	Election of Director: Arun Sarin	Management	For	For
1h.	Election of Director: Brenton L. Saunders	Management	For	For
1i.	Election of Director: Steven M. West	Management	For	For
2.	Approval of amendment and restatement of the Employee Stock Purchase Plan.	Management	For	For
3.	Approval, on an advisory basis, of executive compensation.	Management	For	For
4.	Ratification of PricewaterhouseCoopers LLP as Cisco's independent registered public accounting firm for fiscal 2019.	Management	For	For
5.	Approval to have Cisco's Board adopt a policy to have an independent Board chairman.	Shareholder	For	Against
6.	Approval to have Cisco's Board adopt a proposal relating to executive compensation metrics.	Shareholder	For	Against
COPART, INC.
Security	217204106	Meeting Type	Annual
Ticker Symbol	CPRT	Meeting Date	17-Dec-2018
ISIN	US2172041061	Agenda	934905261 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.1	Election of Director: Willis J. Johnson	Management	For	For
1.2	Election of Director: A. Jayson Adair	Management	For	For
1.3	Election of Director: Matt Blunt	Management	For	For
1.4	Election of Director: Steven D. Cohan	Management	For	For
1.5	Election of Director: Daniel J. Englander	Management	For	For
1.6	Election of Director: James E. Meeks	Management	For	For
1.7	Election of Director: Thomas N. Tryforos	Management	For	For
2.	Advisory (non-binding) stockholder vote on executive compensation (say-on-pay vote).	Management	For	For
3.	To ratify a cash and equity director compensation program for our executive chairman and non-employee directors	Management	For	For
4.	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending July 31, 2019.	Management	For	For
5.	To approve adjournment of the meeting to a later date or dates, if necessary or desirable, to permit further solicitation and vote of proxies, in the event that there are not sufficient votes to approve one or more of the above proposals.	Management	For	For